SHARE CAPITAL (Disclosure of stock options calculated using Black-Scholes option pricing model) (Details) - Year	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	5.00%	0.00%
Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Risk-free interest rate	3.90%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	70.00%	88.00%
Risk-free interest rate	3.60%	2.50%
Expected life	3	3
Minimum [Member] | Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	98.00%
Expected life	3
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	90.00%	95.00%
Risk-free interest rate	4.50%	3.90%
Expected life	5	5
Maximum [Member] | Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	120.00%
Expected life	5